INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	[1]
Operating activities
Profit / (loss) before tax		$ 20	$ 417	[2]
Non-cash adjustments to reconcile profit before tax to net cash flows
Depreciation, amortization and impairment loss / (reversal)		1,439	898
(Gain) / loss on disposal of non-current assets		(18)	4
(Gain) / loss on disposal of subsidiaries		32	0
Finance costs		399	321
Finance income		(13)	(5)
Other non-operating (gain) / loss		(1)	(7)
Net foreign exchange (gain) / loss		(172)	(12)	[2]
Changes in trade and other receivables and prepayments		(30)	(110)
Changes in inventories		20	(14)
Changes in trade and other payables		(97)	19
Changes in provisions, pensions and other		9	2
Interest paid		(372)	(304)
Interest received		12	5
Income tax paid		(180)	(132)
Net cash flows from operating activities from continuing operations		1,048	1,082
Net cash flows from operating activities from discontinued operations		124	117
Investing activities
Purchase of property, plant and equipment and intangible assets		(1,227)	(981)
Receipts from / (payment on) deposits		(40)	(52)
Receipts from / (investment in) financial assets		(11)	46
Acquisition of a subsidiary, net of cash acquired		1	(13)
Proceeds from sales of share in subsidiaries, net of cash		42	0
Other proceeds from investing activities, net		7	7
Net cash flows from / (used in) investing activities from continuing operations		(1,228)	(993)
Net cash flows from / (used in) investing activities from discontinued operations		(55)	(66)
Financing activities
Proceeds from borrowings, net of fees paid	[3]	1,954	437
Repayment of debt		(1,658)	(700)
Acquisition of non-controlling interest		0	(273)
Dividends paid to owners of the parent		0	0
Dividends paid to non-controlling interests		(7)	0
Net cash flows from / (used in) financing activities from continuing operations		290	(535)
Net cash flows from / (used in) financing activities from discontinued operations		(11)	(12)
Net (decrease) / increase in cash and cash equivalents		168	(407)
Net foreign exchange difference related to continuing operations		(14)	0
Net foreign exchange difference related to discontinued operations		(7)	0
Cash and cash equivalents classified as held for sale at the beginning of the period		113	0
Cash and cash equivalents classified as held for sale at the end of the period		(163)	0
Cash and cash equivalents at beginning of period, net of overdrafts		2,239	1,585
Cash and cash equivalents at end of period, net of overdrafts	[4]	$ 2,336	$ 1,178

[1]	Prior period comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 5).
[2]	Prior period comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 5).
[3]	Fees paid for borrowings were US$8 (2021: US$19).
[4]	Overdrawn amount was US$3 (2021: US$13)